UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

    Investment Company Act file number            811-22762

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

(Exact name of registrant as specified in charter)

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

R. Eric Chadwick

Flaherty & Crumrine Incorporated

301 E. Colorado Boulevard, Suite 720

Pasadena, CA 91101

(Name and address of agent for service)

Registrant’s telephone number, including area code:      626-795-7300

Date of fiscal year end:   November 30

Date of reporting period:   February 28, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND

To the Shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund (“DFP”):

Your Fund is off to a fine start in fiscal 2015—during the first fiscal quarter1, total return on net asset value2 was +2.9%, while total return on market price came in at +1.6%. The value of the investment portfolio increased modestly during the quarter, so much of the NAV return was comprised of interest and dividends earned on portfolio holdings.

Economic conditions in the U.S. remain the envy of most developed economies (faint praise indeed!). We expect gross domestic product (adjusted for inflation) to grow between 2.5% and 3.0% in 2015, up a bit from last year’s 2.4%. Inflationary expectations are low, reflecting falling energy and commodity prices, along with recent appreciation in the U.S. dollar. The outlook for interest rates in the U.S. has not changed—we expect the Federal Reserve to boost short-term interest rates by 0.25% sometime between June and September; subsequent increases, however, should be gradual. Intermediate and long-term interest rates, while likely to edge up over time, should remain substantially lower than what we would normally associate with 2.5-3.0% real GDP growth.

In contrast, many Euro-zone economies are struggling, and growth has slowed in Japan, as well as in China and many other developing countries. Around the globe, elevated geopolitical tensions are hampering economic activity. As evidence, interest rates are actually negative in a number of “safe” economies. In increasing numbers, foreign investors seeking better returns are making investments in U.S. markets. These moves help explain strength in the U.S. dollar and domestic fixed-income and equity markets.

By most measures, conditions in the preferred securities market remain healthy. Fundamental credit conditions are stable or improving, with loan delinquencies and defaults trending down across almost all loan categories. Income-oriented investors have increasingly turned to the preferred-securities space seeking alternatives to lower-yielding securities. New issue volumes, though less robust than last year, are well above historical norms. We expect preferred securities issuance to remain elevated throughout 2015, as issuers work toward future regulatory capital requirements and take advantage of low interest rates to reduce overall capital expense. We continue to be constructive on the preferred market, as demand shows little sign of abating.

The Fund’s investment portfolio did not change materially over the quarter. During 2014, we had reduced the portfolio’s exposure to foreign issuers as we saw better opportunities in the U.S. We also had increased holdings in fixed-to-floating preferred securities (coupons are fixed for an initial period, typically five or ten years, and then float with interest rates). We believe this increase provides some principal protection should intermediate- and long-term interest rates rise, while offering some price upside should credit spreads narrow. Putting it all together, the portfolio’s current construction is in-line with our views on the market.

[1]	December 1, 2014—February 28, 2015
[2]	Following the methodology required by the SEC, total return assumes dividend reinvestment and includes income and principal change, plus the impact of the Fund’s leverage and expenses.

We encourage you to visit the Fund’s website, www.preferredincome.com for timely and important information.

Sincerely,

The Flaherty & Crumrine Portfolio Management Team:

R. Eric Chadwick

Donald F. Crumrine

Robert M. Ettinger

Bradford S. Stone

March 31, 2015

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OVERVIEW

February 28, 2015 (Unaudited)

Fund Statistics

Net Asset Value	$25.01

Market Price	$23.53

Discount	5.92%

Yield on Market Price	8.16%

Common Stock Shares Outstanding	19,156,782

Moody’s Ratings*	% of Net Assets†

A	2.1%

BBB	48.8%

BB	37.7%

Below “BB”	5.5%

Not Rated**	4.3%

Below Investment Grade***	37.2%

*	Ratings are from Moody’s Investors Service, Inc. “Not Rated” securities are those with no ratings available from Moody’s.
**	Does not include net other assets and liabilities of 1.6%.
***	Below investment grade by all of Moody’s, S&P, and Fitch.

Industry Categories	% of Net Assets†

Top 10 Holdings by Issuer	% of Net Assets†

Liberty Mutual Group	4.8%

Citigroup	4.8%

Bank of America Corporation	4.4%

MetLife	4.4%

JPMorgan Chase	4.3%

PNC Financial Services Group	3.6%

Morgan Stanley	3.5%

Fifth Third Bancorp	3.5%

Wells Fargo & Company	3.4%

HSBC PLC	3.4%

% of Net Assets****†

Holdings Generating Qualified Dividend Income (QDI) for Individuals	64%

Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)	50%

****	This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.
†	Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — 97.2%
	Banking — 53.9%
11,750	AgStar Financial Services ACA, 6.75%, 144A****	$11,965,906	*(1)
103,166	Astoria Financial Corp., 6.50%, Series C	2,628,928	*(1)
	Bank of America Corporation:
$9,107,000	6.50% ,Series Z	9,673,337	*
$13,000,000	8.00%, Series K	13,939,900	*(1)
$7,455,000	8.125%, Series M	8,060,719	*(1)
	Barclays Bank PLC:
60,000	7.10%, Series 3	1,572,000	**(2)
27,807	8.125%, Series 5	740,500	**(1)(2)
33,933	BB&T Corporation, 5.625%, Series E	856,554	*
41,704	Capital One Financial Corporation, 6.70%, Series D	1,101,924	*
	Citigroup, Inc.:
1,180,807	6.875%, Series K	31,754,852	*(1)
88,022	7.125%, Series J	2,419,945	*
	CoBank ACB:
38,100	6.20%, Series H, 144A****	3,844,530	*
3,450	6.25%, Series F, 144A****	355,674	*
899,035	Fifth Third Bancorp, 6.625%, Series I	24,986,430	*(1)
33,550	First Niagara Financial Group, Inc., 8.625%, Series B	914,321	*(1)
25,000	First Republic Bank, 6.20%, Series B	638,813	*
	Goldman Sachs Group:
$1,170,000	5.70%, Series L	1,212,412	*
85,979	5.95%, Series I	2,178,923	*(1)
531,522	6.375%, Series K	13,963,083	*(1)
	HSBC PLC:
$4,458,000	HSBC Capital Funding LP, 10.176%, 144A****	6,742,725	(1)(2)
70,800	HSBC Holdings PLC, 8.00%, Series 2	1,868,589	**(2)
$3,910,000	HSBC USA Capital Trust I, 7.808% 12/15/26, 144A****	3,943,165
$1,100,000	HSBC USA Capital Trust II, 8.38% 05/15/27, 144A****	1,114,738
340,800	HSBC USA, Inc., 6.50%, Series H	8,762,820	*(1)
	ING Groep NV:
160,000	6.375%	4,067,200	**(1)(2)
38,082	7.05%	977,660	**(2)
3,201	7.20%	82,498	**(1)(2)
235,000	7.375%	6,105,300	**(1)(2)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Banking — (Continued)
	JPMorgan Chase & Company:
$10,700,000	6.00%, Series R	$10,960,812	*(1)
$8,000,000	6.75%, Series S	8,677,440	*
$10,340,000	7.90%, Series I	11,180,125	*
$14,022,000	Lloyds Banking Group PLC, 6.657%, 144A****	15,809,805	**(1)(2)
	M&T Bank Corporation:
$15,000,000	6.450%, Series E	16,275,000	*(1)
$6,789,000	6.875%, Series D, 144A****	6,992,670	*(1)
	Morgan Stanley:
674,994	6.875%, Series F	18,305,837	*(1)
241,200	7.125%, Series E	6,809,679	*
	PNC Financial Services Group:
451,824	6.125%, Series P	12,837,449	*(1)
$11,748,000	6.75%, Series O	13,034,406	*(1)
$8,625,000	RaboBank Nederland, 11.00%, 144A****	11,182,847	(1)(2)
627,170	Regions Financial Corporation, 6.375%, Series B	15,963,044	*(1)
	Royal Bank of Scotland Group PLC:
$4,825,000	RBS Capital Trust II, 6.425%	5,452,250	**(1)(2)
25,000	6.40%, Series M	626,250	**(2)
13,000	6.60%, Series S	329,550	**(2)
622,500	7.25%, Series T	15,954,675	**(1)(2)
110,317	State Street Corporation, 5.90%, Series D	2,952,359	*(1)
288,008	SunTrust Banks, Inc., 5.875%, Series E	7,149,079	*
110,000	US Bancorp, 6.50%, Series F	3,296,975	*(1)
	Wells Fargo & Company:
180,300	5.85%, Series Q	4,673,827	*(1)
$18,000,000	7.98%, Series K	19,755,000	*(1)
	Zions Bancorporation:
10,000	6.30%, Series G	259,225	*
$10,000,000	7.20%, Series J	10,650,000	*

		385,601,750

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Financial Services — 2.0%
$5,600,000	Charles Schwab Corporation, 7.00%, Series A	$6,608,000	*(1)
	Deutsche Bank:
89,000	Deutsche Bank Contingent Capital Trust III, 7.60%	2,497,563	**(1)(2)
8,103	Deutsche Bank Contingent Capital Trust V, 8.05%	234,744	**(1)(2)
$2,500,000	General Electric Capital Corp., 7.125%, Series A	2,953,125	*(1)
	HSBC PLC:
76,348	HSBC Finance Corporation, 6.36%, Series B	1,932,559	*

		14,225,991

	Insurance — 29.5%
471,995	Allstate Corp., 6.625%, Series E	12,858,324	*(1)
	American International Group:
$280,000	AIG Life Holdings, Inc., 7.57%, 144A****	373,603
$497,000	AIG Life Holdings, Inc., 8.125%, 144A****	689,587
$350,000	American International Group, Inc., 8.175% 05/15/58	486,500
$1,010,000	Aon Corporation, 8.205% 01/01/27	1,322,663
322,480	Arch Capital Group, Ltd., 6.75%, Series C	8,956,076	**(1)(2)
	AXA SA:
$6,550,000	6.379%, 144A****	7,326,175	**(1)(2)
$8,950,000	8.60% 12/15/30	12,444,053	(1)(2)
	Axis Capital Holdings Ltd.:
4,300	5.50%, Series D	104,028	**(2)
646,952	6.875%, Series C	17,734,572	**(1)(2)
6,000	Delphi Financial Group, 7.376% 05/15/37	150,188
181,000	Endurance Specialty Holdings, 7.50%, Series B	4,800,572	**(2)
$988,000	Everest Re Holdings, 6.60% 05/15/37	1,022,580	(1)
137,500	Hartford Financial Services Group, Inc., 7.875%	4,173,469
	Liberty Mutual Group:
$17,950,000	7.80% 03/15/37, 144A****	21,629,750	(1)
$8,195,000	10.75% 06/15/58, 144A****	12,661,275	(1)
	MetLife:
$3,759,000	MetLife, Inc., 10.75% 08/01/39	6,292,566	(1)
$17,200,000	MetLife Capital Trust X, 9.25% 04/08/38, 144A****	25,284,000	(1)
	PartnerRe Ltd.:
20,486	5.875%, Series F	519,193	**(2)
37,556	6.50%, Series D	966,410	**(2)
71,237	7.25%, Series E	1,913,604	**(2)
631,500	Principal Financial Group, 6.518%, Series B	16,287,964	*(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Insurance — (Continued)
	Prudential Financial, Inc.:
$5,574,000	5.625% 06/15/43	$5,922,375	(1)
$6,375,000	5.875% 09/15/42	6,901,575	(1)
$9,070,000	8.875% 06/15/38	10,793,300	(1)
	QBE Insurance:
$8,000,000	QBE Capital Funding III Ltd., 7.25% 05/24/41, 144A****	8,851,168	(1)(2)
	RenaissanceRe Holdings:
42,700	Renaissancere Holdings Ltd, 6.08%, Series C	1,071,770	**(2)
240,577	W.R. Berkley Corporation, 5.625%	5,983,751	(1)
	XL Group PLC:
$14,850,000	XL Capital Ltd., 6.50%, Series E	13,105,125	(1)(2)

		210,626,216

	Utilities — 3.5%
	Commonwealth Edison:
$2,000,000	COMED Financing III, 6.35% 03/15/33	2,065,714
25,000	Entergy Louisiana, Inc., 6.95%	2,501,562	*
116,000	Integrys Energy Group, Inc., 6.00%	3,172,890	(1)
	PPL Corp:
$9,500,000	PPL Capital Funding, Inc., 6.70% 03/30/67, Series A	9,385,705	(1)
$5,500,000	Puget Sound Energy, Inc., 6.974% 06/01/67, Series A	5,603,125
$2,000,000	Southern California Edison Co., 6.25%, Series E	2,250,000	*

		24,978,996

	Energy — 2.3%
$9,780,000	DCP Midstream LLC, 5.85% 05/21/43, 144A****	7,897,350	(1)
$4,000,000	Enbridge Energy Partners LP, 8.05% 10/01/37	4,320,000	(1)
$3,675,000	Enterprise Products Partners, 7.034% 01/15/68, Series B	3,985,376	(1)

		16,202,726

	Real Estate Investment Trust (REIT) — 6.0%
425,148	Alexandria Real Estate, 6.45%, Series E	11,211,153
118,280	Equity CommonWealth, 7.25%, Series E	3,067,296
	Kimco Realty Corporation:
3,817	5.50%, Series J	93,898
5,000	5.625%, Series K	124,413
116,006	6.90%, Series H	3,020,796	(1)

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Preferred Securities — (Continued)
	Real Estate Investment Trust (REIT) — (Continued)
	National Retail Properties, Inc.:
45,300	5.70%, Series E	$1,151,639
127,879	6.625%, Series D	3,376,325
	PS Business Parks, Inc.:
23,808	5.70%, Series V	593,593
20,867	5.75%, Series U	519,380
487,476	6.00%, Series T	12,547,632	(1)
93,290	6.45%, Series S	2,478,949	(1)
19,447	6.875%, Series R	504,066	(1)
104,335	Public Storage, 6.35%, Series R	2,781,832
57,808	Regency Centers Corporation, 6.625%, Series 6	1,532,635

		43,003,607

	Total Preferred Securities (Cost $668,336,880)	694,639,286

Corporate Debt Securities — 1.3%
	Banking — 0.9%
$700,000	Regions Financial Corporation, 7.375% 12/10/37, Sub Notes	936,273
112,876	Texas Capital Bancshares Inc., 6.50% 09/21/42, Sub Notes	2,793,963	(1)
100,000	Zions Bancorporation, 6.95% 09/15/28, Sub Notes	2,712,250

		6,442,486

	Financial Services — 0.2%
39,267	Affiliated Managers Group, Inc., 6.375% 08/15/42	1,026,930	(1)

		1,026,930

	Communication — 0.2%
63,200	Qwest Corporation, 7.375% 06/01/51	1,676,854

		1,676,854

	Total Corporate Debt Securities (Cost $8,625,907)	9,146,270

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

PORTFOLIO OF INVESTMENTS (Continued)

February 28, 2015 (Unaudited)

Shares/$ Par		Value

Money Market Fund — 0.6%
BlackRock Liquidity Funds:
4,486,126	T-Fund, Institutional Class	$4,486,126

	Total Money Market Fund (Cost $4,486,126)	4,486,126

Total Investments (Cost $681,448,913***)	99.1%	708,271,682

Other Assets And Liabilities (Net)	0.9%	6,245,223

Total Managed Assets	100.0%‡	$714,516,905

Loan Principal Balance		(235,500,000)

Total Net Assets Available To Common Stock		$479,016,905

*	Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**	Securities distributing Qualified Dividend Income only.
***	Aggregate cost of securities held.
****	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2015, these securities amounted to $146,664,968 or 20.5% of total managed assets.
(1)	All or a portion of this security is pledged as collateral for the Fund’s loan. The total value of such securities was $414,425,126 at February 28, 2015.
(2)	Foreign Issuer.
‡	The percentage shown for each investment category is the total value of that category as a percentage of total managed assets.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)

For the period from December 1, 2014 through February 28, 2015 (Unaudited)

Value
OPERATIONS:
Net investment income	$8,561,486
Net realized gain/(loss) on investments sold during the period	117,309
Change in net unrealized appreciation/(depreciation) of investments	4,370,327

Net increase in net assets resulting from operations	13,049,122

DISTRIBUTIONS:
Dividends paid from net investment income to Common Stock Shareholders(2)	(9,195,256)

Total Distributions to Common Stock Shareholders	(9,195,256)

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
FOR THE PERIOD	$3,853,866

NET ASSETS AVAILABLE TO COMMON STOCK:
Beginning of period	$475,163,039
Net increase in net assets during the period	3,853,866

End of period	$479,016,905

(1)

These tables summarize the three months ended February 28, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

(2)	May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS(1)

For the period from December 1, 2014 through February 28, 2015 (Unaudited)

For a Common Stock share outstanding throughout the period

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.80

INVESTMENT OPERATIONS:
Net investment income	0.45
Net realized and unrealized gain/(loss) on investments	0.24

Total from investment operations	0.69

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(0.48)

Total distributions to Common Stock Shareholders	(0.48)

Net asset value, end of period	$25.01

Market value, end of period	$23.53

Common Stock shares outstanding, end of period	19,156,782

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Net investment income†	7.32	%*
Operating expenses including interest expense	1.69	%*
Operating expenses excluding interest expense	1.10	%*

SUPPLEMENTAL DATA:††
Portfolio turnover rate	3	%**
Total managed assets, end of period (in 000’s)	$714,517
Ratio of operating expenses including interest expense to total managed assets	1.13	%*
Ratio of operating expenses excluding interest expense to total managed assets	0.74	%*

(1)

These tables summarize the three months ended February 28, 2015 and should be read in conjunction with the Fund’s audited financial statements, including notes to financial statements, in its Annual Report dated November 30, 2014.

*	Annualized.
**	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

FINANCIAL HIGHLIGHTS (Continued)

Per Share of Common Stock (Unaudited)

	Total Dividends Paid	Net Asset Value	NYSE Closing Price	Dividend Reinvestment Price(1)
December 31, 2014	$0.1600	$24.72	$22.25	$22.57
January 30, 2015	0.1600	24.90	23.72	23.89
February 27, 2015	0.1600	25.01	23.53	23.65

(1)

Whenever the net asset value per share of the Fund’s Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Aggregate Information for Federal Income Tax Purposes

At February 28, 2015, the aggregate cost of securities for federal income tax purposes was $685,348,458, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $32,126,505 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $9,203,281.

2.	Additional Accounting Standards

Fair Value Measurements: The Fund has analyzed all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

• Level 1	–	quoted prices in active markets for identical securities
• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period.

A summary of the inputs used to value the Fund’s investments as of February 28, 2015 is as follows:

	Total Value at February 28, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Preferred Securities
Banking	$385,601,750	$323,357,245	$62,244,505	$—
Financial Services	14,225,991	14,225,991	—	—
Insurance	210,626,216	167,652,899	42,973,317	—
Utilities	24,978,996	12,558,595	12,420,401	—
Energy	16,202,726	8,305,376	7,897,350	—
Real Estate Investment Trust (REIT)	43,003,607	43,003,607	—	—
Corporate Debt Securities
Banking	6,442,486	5,506,213	936,273	—
Financial Services	1,026,930	1,026,930	—	—
Communication	1,676,854	1,676,854	—	—
Money Market Fund	4,486,126	4,486,126	—	—

Total Investments	$708,271,682	$581,799,836	$126,471,846	$—

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

During the reporting period, securities with an aggregate market value of $3,844,530 were transferred into Level 2 from Level 1. The securities were transferred due to a decrease in the quantity and quality of the information related to trading activity or broker quotes for these securities. During the reporting period, there were no transfers into Level 1 from Level 2. During the reporting period, there were no transfers into or out of Level 3.

The fair values of the Fund’s investments are generally based on market information and quotes received from brokers or independent pricing services that are approved by the Board of Directors and are unaffiliated with the Adviser. To assess the continuing appropriateness of security valuations, management, in consultation with the Adviser, regularly compares current prices to prior prices, prices across comparable securities, actual sale prices for securities in the Fund’s portfolio, and market information obtained by the Adviser as a function of being an active market participant.

Securities with quotes that are based on actual trades or actionable bids and offers with a sufficient level of activity on or near the measurement date are classified as Level 1. Securities that are priced using quotes derived from implied values, indicative bids and offers, or a limited number of actual trades—or the same information for securities that are similar in many respects to those being valued—are classified as Level 2. If market information is not available for securities being valued, or materially-comparable securities, then those securities are classified as Level 3. In considering market information, management evaluates changes in liquidity, willingness of a broker to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of observable trades in the market.

Directors

Donald F. Crumrine, CFA

Chairman of the Board

David Gale

Morgan Gust

Karen H. Hogan

Robert F. Wulf, CFA

Officers

Donald F. Crumrine, CFA

Chief Executive Officer

Robert M. Ettinger, CFA

President

R. Eric Chadwick, CFA

Chief Financial Officer,

Vice President and Treasurer

Chad C. Conwell

Chief Compliance Officer,

Vice President and Secretary

Bradford S. Stone

Vice President and

Assistant Treasurer

Roger Ko

Assistant Treasurer

Laurie C. Lodolo

Assistant Compliance Officer,

Assistant Treasurer and

Assistant Secretary

Linda M. Puchalski

Assistant Treasurer

Investment Adviser

Flaherty & Crumrine Incorporated

e-mail: flaherty@pfdincome.com

Servicing Agent

Destra Capital Investments LLC

1-877-855-3434

Questions concerning your shares of Flaherty & Crumrine Dynamic Preferred and Income Fund?

•	If your shares are held in a Brokerage Account, contact your Broker.
•	If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent ––

BNY Mellon c/o Computer share

P.O. Box 30170

College Station, TX 77842-3170

1-866-351-7446

This report is sent to shareholders of Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Quarterly

Report

February 28, 2015

www.preferredincome.com

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President (principal executive officer)

Date	April 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Eric Chadwick
R. Eric Chadwick, Chief Executive Officer and President (principal executive officer)

Date	April 22, 2015

By (Signature and Title)*	/s/ Bradford S. Stone
Bradford S. Stone, Chief Financial Officer, Treasurer and Vice President (principal financial officer)

Date	April 22, 2015

* Print the name and title of each signing officer under his or her signature.